Intangible Assets - Schedule of Intangible Assets Future Amortization Expense (Details) (10K) $ in Thousands	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 255
2017	154
2018	154
2019	95
2020	91
Finite-Lived Intangible Assets, Net	$ 749